Loans - Purchased Credit Deteriorated Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Purchased Financial Assets With Credit Deterioration [Abstract]
Purchase price of loans at acquisition	$ 10,995	$ 152,667
Allowance for credit losses at acquisition	3,142	7,512
Non-credit discount/premium at acquisition	446	(6,542)
Par value of acquired loans at acquisition	$ 14,583	$ 153,637